Associated companies (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance sheet value	$ 8,644	$ 8,352
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of estimated net assets	2,404
Novartis share of re-appraised intangible assets	297
Implicit Novartis goodwill	2,939
Current value of share in net identifiable assets and goodwill	5,640
Accumulated equity accounting adjustments and translation effects less dividends received	2,805
Balance sheet value	$ 8,445	$ 8,195